Organization and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2022
Organization and Summary of Significant Accounting Policies
Note 1 – Organization and Summary of Significant Accounting Policies
Company Overview
Bird Global, Inc. (“Bird Global” and, together with its subsidiaries, “Bird”, the “Company”, “our”, or “we”) was incorporated in Delaware on May 4, 2021 as a wholly owned subsidiary of Bird Rides, Inc. (“Bird Rides”). Bird Global was formed for the purpose of completing the transactions contemplated by the Business Combination Agreement, dated May 11, 2021 (as amended, the “Business Combination Agreement”), by and among Switchback II Corporation (“Switchback”), Maverick Merger Sub Inc., a direct and wholly owned subsidiary of Switchback (“Merger Sub”), Bird Rides, and Bird Global.
Bird is a micromobility company engaged in delivering electric transportation solutions for short distances. The Company partners with cities to bring lightweight, electric vehicles to residents and visitors in an effort to replace car trips by providing an alternative sustainable transportation option. Bird’s offerings include its core vehicle-sharing business and operations (“Sharing”), and sales of Bird-designed vehicles for personal use (“Product Sales”).
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements (“condensed consolidated financial statements”) include the accounts of the Company and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2021. All intercompany balances and transactions are eliminated upon consolidation.
The consolidated balance sheet as of December 31, 2021 included herein was derived from the audited annual consolidated financial statements as of that date. The condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position, results of operations, comprehensive income (loss), stockholders’ deficit (equity), and cash flows for the periods presented, but are not necessarily indicative of the results of operations to be anticipated for any future annual or interim period.
There have been no material changes to the Company’s significant accounting policies as described in the audited consolidated financial statements as of December 31, 2021.
Certain amounts from prior periods have been reclassified to conform to the current period’s presentation. None of these reclassifications had a material impact on our consolidated financial statements.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed
consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements. On an ongoing basis, management evaluates estimates, which are subject to significant judgment, including, but not limited to, those related to useful lives associated with vehicles, impairment of other long-lived assets, impairment of goodwill, assumptions utilized in the valuation of derivative liabilities and certain equity awards, and loss contingencies. Actual results could differ from those estimates.
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2016-02
—Leases (Topic 842)
, which introduces a lessee model that brings most leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the new revenue recognition standard. The FASB also subsequently issued guidance amending and clarifying various aspects of the new leases guidance. The new leasing standard represents a wholesale change to lease accounting for lessees and requires additional disclosures regarding leasing arrangements. This update is effective for annual periods beginning January 1, 2022, and interim periods beginning January 1, 2023, with early adoption permitted. While the Company is continuing to assess the potential impacts of ASU
2016-02,
it does not expect it to have a material effect on its consolidated financial statements.
The Company does not believe there are any other recently issued and effective or not yet effective pronouncements that would have or are expected to have any significant effect on the Company’s financial position, cash flows or results of operations.